Earnings Per Share - Summary of Reconciliation of Adjusted Net Profit Attributable to Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Line Items]
RELX PLC shareholders	£ 1,471	£ 1,224	£ 1,505
Adjustments:
Amortisation of acquired intangible assets	316	395	321
Other deferred tax credits from intangible assets	(61)	(78)	(57)
Acquisition-related items	10	(18)	69
Net interest on net defined benefit pension obligation and other	7	9	10
Disposals and other non-operating items	(54)	(127)	(40)
Exceptional costs in Exhibitions		138
Adjusted net profit attributable to RELX PLC shareholders	1,689	1,543	1,808	£ 1,674	£ 1,620
Pre tax adjustment
Adjustments:
Amortisation of acquired intangible assets	294	360	295
Acquisition-related items	21	(12)	84
Net interest on net defined benefit pension obligation and other	9	11	13
Disposals and other non-operating items	(55)	(130)	(51)
Exceptional costs in Exhibitions		183
Tax on adjustment
Adjustments:
Amortisation of acquired intangible assets	22	35	26
Other deferred tax credits from intangible assets	(61)	(78)	(57)
Acquisition-related items	(11)	(6)	(15)
Net interest on net defined benefit pension obligation and other	(2)	(2)	(3)
Disposals and other non-operating items	£ 1	3	£ 11
Exceptional costs in Exhibitions		£ (45)